Loan operations - Loan operations by type (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Financial assets	R$ 127,745,263	R$ 90,190,827
Expected Credit Loss	(175,188)	(82,628)
Total loans operations, net of Expected Loss	12,819,627	3,918,328
Loans operations
Disclosure of financial assets [line items]
Financial assets	12,844,037	3,925,429
Expected Credit Loss	(24,410)	(7,101)
Pledged asset loan | Retail
Disclosure of financial assets [line items]
Financial assets	7,296,172	2,698,018
Pledged asset loan | Corporate
Disclosure of financial assets [line items]
Financial assets	1,887,649	946,008
Pledged asset loan | Credit card
Disclosure of financial assets [line items]
Financial assets	2,605,598	51,270
Non-pledged loan | Retail
Disclosure of financial assets [line items]
Financial assets	117,032	116,978
Non-pledged loan | Corporate
Disclosure of financial assets [line items]
Financial assets	R$ 937,586	R$ 113,155